Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 10 –	TRANSACTIONS WITH RELATED PARTIES

On May 12, 2019, the Company entered into a research agreement with Cell Generation (C-G) Ltd, a company controlled by its Chief Scientific & Medical Officer under which Cell Generation (C-G) Ltd undertook to perform a patients' study.

a)	Amounts due to the related party

	June 30,	December 31,
	2020	2019
	unaudited
Accounts payable trade	$68	$-
Accrued expenses and other	65	79
	$133	$79

b)	Amount of transaction with the related party

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Research and development services	$160	$-	$444	$-